UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON BATTERYMARCH

INTERNATIONAL EQUITY TRUST

FORM N-Q

MARCH 31, 2011

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.4%
Continental AG	16,539	$1,492,365	*

Automobiles - 3.6%
Bayerische Motoren Werke AG	22,763	1,895,258
DaimlerChrysler AG, Registered Shares	46,939	3,316,118	*
Fiat SpA	59,468	538,537
Fuji Heavy Industries Ltd.	278,000	1,791,392
Nissan Motor Co., Ltd.	217,800	1,932,392
Renault SA	28,098	1,553,396	*
Toyota Motor Corp.	64,475	2,596,673

Total Automobiles		13,623,766

Hotels, Restaurants & Leisure - 0.9%
SJM Holdings Ltd.	725,000	1,278,773
TUI AG	84,029	1,004,251	*
Whitbread PLC	46,184	1,222,458

Total Hotels, Restaurants & Leisure		3,505,482

Household Durables - 1.8%
Sekisui Chemical Co., Ltd.	172,000	1,346,141
Sekisui House Ltd.	195,000	1,828,565
Sony Corp.	107,000	3,426,881

Total Household Durables		6,601,587

Leisure Equipment & Products - 0.6%
Sega Sammy Holdings Inc.	129,200	2,246,011

Media - 1.5%
ITV PLC	1,176,652	1,460,046	*
Schibsted ASA	44,684	1,311,372
Vivendi Universal SA	93,998	2,684,260

Total Media		5,455,678

Multiline Retail - 0.5%
Next PLC	55,906	1,775,750

Specialty Retail - 0.4%
Yamada Denki Co., Ltd.	22,830	1,539,749

Textiles, Apparel & Luxury Goods - 1.2%
Burberry Group PLC	103,893	1,956,648
Christian Dior SA	11,112	1,564,241
Industria de Diseno Textil S.A.	12,359	991,709

Total Textiles, Apparel & Luxury Goods		4,512,598

TOTAL CONSUMER DISCRETIONARY		40,752,986

CONSUMER STAPLES - 7.8%
Beverages - 1.7%
Anheuser-Busch InBev NV	55,899	3,184,249
Carlsberg A/S	13,719	1,477,194
Coca Cola Hellenic Bottling Co. SA	37,676	1,011,824
Diageo PLC	32,504	617,894

Total Beverages		6,291,161

Food & Staples Retailing - 3.2%
Aeon Co., Ltd.	199,500	2,312,070
Alimentation Couche-Tard Inc., Class B Shares	88,000	2,313,687
Casino Guichard Perrachon SA	21,724	2,056,280
Kesko Oyj, Class B Shares	28,447	1,330,397	*
Koninklijke Ahold NV	147,988	1,985,710
Tesco PLC	320,634	1,959,715

Total Food & Staples Retailing		11,957,859

Food Products - 2.1%
Marine Harvest ASA	2,064,445	2,564,574
Nestle SA, Registered Shares	82,728	4,742,111
Unilever NV, CVA	20,773	651,349

Total Food Products		7,958,034

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Tobacco - 0.8%
British American Tobacco PLC	26,326	$1,056,648
Imperial Tobacco Group PLC	57,339	1,772,516

Total Tobacco		2,829,164

TOTAL CONSUMER STAPLES		29,036,218

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
BG Group PLC	118,459	2,947,394
BP PLC	524,042	3,816,632
Eni SpA	47,246	1,160,365
Idemitsu Kosan Co., Ltd.	8,500	995,311
JX Holdings Inc.	178,800	1,203,751
Pacific Rubiales Energy Corp.	37,200	1,032,161
Repsol YPF SA	35,700	1,223,110
Royal Dutch Shell PLC, Class A Shares	169,679	6,166,827
Royal Dutch Shell PLC, Class B Shares	113,644	4,120,152
TonenGeneral Sekiyu KK	152,000	1,876,701
Total SA	76,303	4,645,006
Yanzhou Coal Mining Co., Ltd., Class H Shares	276,000	998,824

TOTAL ENERGY		30,186,234

FINANCIALS - 19.4%
Capital Markets - 2.1%
Credit Suisse Group AG, Registered Shares	15,485	658,007
Daiwa Securities Group Inc.	243,000	1,115,966
Deutsche Bank AG, Registered Shares	47,474	2,791,116
Intermediate Capital Group PLC	197,144	1,032,583
UBS AG, Registered Shares	127,874	2,294,353	*

Total Capital Markets		7,892,025

Commercial Banks - 10.4%
Australia & New Zealand Banking Group Ltd.	126,597	3,117,814
Banco Bilbao Vizcaya Argentaria SA	214,217	2,599,019
Banco Santander SA	269,060	3,123,705
Bank of China Ltd.	1,982,000	1,103,298
Barclays PLC	406,167	1,808,440
BNP Paribas SA	57,112	4,177,267
Commerzbank AG	142,395	1,109,710	*
Commonwealth Bank of Australia	49,827	2,700,620
Gunma Bank Ltd.	166,000	880,091
HSBC Holdings PLC	610,547	6,278,204
Mitsubishi UFJ Financial Group Inc.	472,600	2,181,755
National Australia Bank Ltd.	111,238	2,974,275
Societe Generale	20,900	1,358,053
Sumitomo Mitsui Financial Group Inc.	71,600	2,225,987
Swedbank AB, Class A Shares	44,822	766,928
Westpac Banking Corp.	97,455	2,452,526

Total Commercial Banks		38,857,692

Consumer Finance - 0.8%
Credit Saison Co., Ltd.	89,000	1,431,618
ORIX Corp.	16,190	1,516,231

Total Consumer Finance		2,947,849

Diversified Financial Services - 0.3%
ING Groep NV, CVA	98,400	1,245,450	*

Insurance - 5.2%
AEGON NV	161,827	1,211,839	*
Allianz AG, Registered Shares	13,278	1,863,504
Amlin PLC	280,933	1,720,217
Aviva PLC	320,182	2,223,015
Baloise Holding AG	14,653	1,451,740
Hannover Rueckversicherung AG	14,793	807,662
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	1,885,035
Sampo Oyj, Class A Shares	59,386	1,894,482
SCOR SE	50,201	1,367,048

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Insurance - continued
Sun Life Financial Inc.	24,900	$782,572
Suncorp Group Ltd.	116,711	1,023,706
Swiss Reinsurance	25,637	1,466,766
Zurich Financial Services AG	5,611	1,570,591

Total Insurance		19,268,177

Real Estate Management & Development - 0.6%
New World Development Co., Ltd.	741,000	1,310,805
Wheelock & Co., Ltd.	258,000	968,509

Total Real Estate Management & Development		2,279,314

TOTAL FINANCIALS		72,490,507

HEALTH CARE - 7.2%
Health Care Providers & Services - 0.3%
Medipal Holdings Corp.	144,400	1,277,692

Pharmaceuticals - 6.9%
AstraZeneca PLC	98,652	4,530,911
Bayer AG, Registered Shares	32,109	2,486,385
GlaxoSmithKline PLC	118,323	2,257,833
Novartis AG, Registered Shares	68,390	3,709,515
Novo Nordisk A/S, Class B Shares	21,334	2,680,334
Otsuka Holdings KK	44,800	1,106,805
Roche Holding AG	23,099	3,299,498
Sanofi-Aventis	35,362	2,479,440
Takeda Pharmaceutical Co., Ltd.	19,900	928,252
Teva Pharmaceutical Industries Ltd., ADR	42,100	2,112,157

Total Pharmaceuticals		25,591,130

TOTAL HEALTH CARE		26,868,822

INDUSTRIALS - 14.1%
Aerospace & Defense - 0.3%
MTU Aero Engines Holding AG	14,079	954,739

Airlines - 0.5%
Cathay Pacific Airways Ltd.	394,000	944,155
Deutsche Lufthansa AG, Registered Shares	52,229	1,106,953	*

Total Airlines		2,051,108

Commercial Services & Supplies - 0.4%
Brambles Ltd.	198,737	1,455,390

Construction & Engineering - 1.1%
Koninklijke Boskalis Westminster NV	37,393	1,977,447
Taisei Corp.	801,000	1,974,092

Total Construction & Engineering		3,951,539

Electrical Equipment - 0.6%
ABB Ltd.	42,837	1,028,834	*
Legrand SA	31,930	1,328,349

Total Electrical Equipment		2,357,183

Industrial Conglomerates - 3.5%
Bidvest Group Ltd.	91,840	2,018,172
DCC PLC	35,053	1,116,244
Fraser and Neave Ltd.	322,000	1,535,280
Jardine Matheson Holdings Ltd.	36,400	1,621,256
SembCorp Industries Ltd.	241,000	996,120
Siemens AG, Registered Shares	42,920	5,882,502

Total Industrial Conglomerates		13,169,574

Machinery - 3.9%
Alfa Laval AB	74,466	1,617,467
Atlas Copco AB, Class A Shares	63,432	1,686,321
IMI PLC	168,061	2,776,914
JTEKT Corp.	72,300	940,474
Melrose PLC	330,822	1,740,180
Metso Corp.	28,220	1,517,348
SembCorp Marine Ltd.	287,000	1,329,694
Volvo AB, Class B Shares	73,026	1,284,223	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Machinery - continued
Wartsila Oyj	43,588	$1,701,843

Total Machinery		14,594,464

Professional Services - 0.3%
WS Atkins PLC	104,736	1,177,802

Road & Rail - 0.2%
FirstGroup PLC	153,863	805,396

Trading Companies & Distributors - 3.3%
Itochu Corp.	215,100	2,252,370
Marubeni Corp.	157,000	1,130,596
Mitsubishi Corp.	129,100	3,583,697
Mitsui & Co., Ltd.	165,600	2,968,377
Sojitz Corp.	1,170,200	2,335,335

Total Trading Companies & Distributors		12,270,375

TOTAL INDUSTRIALS		52,787,570

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.5%
Research In Motion Ltd.	31,400	1,775,825	*

Computers & Peripherals - 1.6%
Fujitsu Ltd.	239,000	1,350,445
Logitech International SA	113,482	2,043,541	*
NEC Corp.	489,000	1,064,066	*
Seiko Epson Corp.	100,300	1,606,150

Total Computers & Peripherals		6,064,202

Electronic Equipment, Instruments & Components - 1.2%
Hitachi Ltd.	560,000	2,915,124
Nippon Electric Glass Co., Ltd.	105,000	1,487,016

Total Electronic Equipment, Instruments & Components		4,402,140

IT Services - 0.4%
NTT Data Corp.	453	1,400,172

Office Electronics - 0.6%
Canon Inc.	53,600	2,332,676

Semiconductors & Semiconductor Equipment - 1.9%
Aixtron AG	35,901	1,571,903
ASM Pacific Technology Ltd.	69,100	866,132
Infineon Technologies AG	175,724	1,801,775
Tokyo Electron Ltd.	16,300	898,479
United Microelectronics Corp., ADR	692,800	1,891,344

Total Semiconductors & Semiconductor Equipment		7,029,633

Software - 0.6%
SAP AG	12,658	774,961
Software AG	8,696	1,440,671

Total Software		2,215,632

TOTAL INFORMATION TECHNOLOGY		25,220,280

MATERIALS - 12.9%
Chemicals - 4.3%
Arkema	23,882	2,169,162
BASF SE	53,125	4,594,870
Lanxess AG	30,397	2,273,689
Mitsubishi Gas Chemical Co. Inc.	183,000	1,313,429
Nitto Denko Corp.	44,600	2,364,583
Sumitomo Chemical Co., Ltd.	226,000	1,127,554
Ube Industries Ltd.	630,000	2,007,093

Total Chemicals		15,850,380

Construction Materials - 0.7%
Cemex SAB de CV, Participation Certificates, ADR	195,628	1,746,960	*
CRH PLC	34,109	782,129

Total Construction Materials		2,529,089

Metals & Mining - 6.7%
Anglo American PLC	70,141	3,608,521
ArcelorMittal	32,646	1,180,937

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Metals & Mining - continued
BHP Billiton Ltd.	142,173	$6,846,955
BHP Billiton PLC	95,130	3,754,144
Mitsubishi Materials Corp.	371,000	1,257,778
Rio Tinto Ltd.	17,027	1,492,606
Rio Tinto PLC	70,339	4,941,166
Xstrata PLC	83,316	1,947,360

Total Metals & Mining		25,029,467

Paper & Forest Products - 1.2%
Stora Enso Oyj, Class R Shares	154,811	1,844,040
UPM-Kymmene Oyj	132,073	2,792,633	*

Total Paper & Forest Products		4,636,673

TOTAL MATERIALS		48,045,609

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.6%
Koninklijke KPN NV	116,422	1,983,218
Nippon Telegraph & Telephone Corp.	31,600	1,418,923
Telefonica SA	163,640	4,096,699
Telenor ASA	141,044	2,320,873

Total Diversified Telecommunication Services		9,819,713

Wireless Telecommunication Services - 3.0%
America Movil SAB de CV, Series L Shares, ADR	21,300	1,237,530
KDDI Corp.	247	1,529,274
Millicom International Cellular SA, SDR	12,671	1,212,516
Vodafone Group PLC	2,538,466	7,187,442

Total Wireless Telecommunication Services		11,166,762

TOTAL TELECOMMUNICATION SERVICES		20,986,475

UTILITIES - 3.4%
Electric Utilities - 0.9%
E.ON AG	40,627	1,240,775
Kansai Electric Power Co. Inc.	34,200	744,604
Terna SpA	322,450	1,543,665

Total Electric Utilities		3,529,044

Gas Utilities - 1.1%
Snam Rete Gas SpA	298,750	1,679,158
Tokyo Gas Co., Ltd.	495,000	2,261,361

Total Gas Utilities		3,940,519

Multi-Utilities - 1.0%
GDF Suez	66,789	2,721,283
National Grid PLC	112,677	1,073,693

Total Multi-Utilities		3,794,976

Water Utilities - 0.4%
Severn Trent PLC	61,731	1,446,811

TOTAL UTILITIES		12,711,350

TOTAL COMMON STOCKS (Cost - $310,578,193)		359,086,051

PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	6,029	978,749

FINANCIALS - 1.3%
Commercial Banks - 1.3%
Banco Bradesco SA	111,030	2,268,000
Itau Unibanco Holding SA	103,500	2,466,021

TOTAL FINANCIALS		4,734,021

TOTAL PREFERRED STOCKS (Cost - $4,988,144)		5,712,770

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $315,566,337)		364,798,821

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreements - 2.9%
Bank of America repurchase agreement dated 3/31/11; Proceeds at maturity -$5,358,658; (Fully collateralized by U.S. government agency obligations, 1.600% due 11/23/15; Market value - $5,471,653)	0.040%	4/1/11	$5,358,652	$5,358,652
Goldman Sachs & Co. repurchase agreement dated 3/31/11; Proceeds at maturity - $5,358,661; (Fully collateralized by U.S. government agency obligations, 4.000% due 3/16/21; Market value - $5,475,433)	0.060%	4/1/11	5,358,652	5,358,652

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,717,304)				10,717,304

TOTAL INVESTMENTS - 100.6% (Cost - $326,283,641#)				375,516,125
Liabilities in Excess of Other Assets - (0.6)%				(2,062,957)

TOTAL NET ASSETS - 100.0%				$373,453,168

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipt
CVA	—Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

Summary of Investments by Country **

Japan	20.8%
United Kingdom	19.4
Germany	11.0
France	7.5
Switzerland	5.9
Australia	5.9
Netherlands	4.0
Spain	3.2
Finland	3.0
Norway	1.7
Hong Kong	1.6
Canada	1.6
Sweden	1.4
Italy	1.3
Brazil	1.3
Denmark	1.1
Singapore	1.0
Belgium	0.8
Mexico	0.8
Luxembourg	0.6
Israel	0.6
China	0.6
South Africa	0.5
Ireland	0.5
Taiwan	0.5
Greece	0.3
Cayman Islands	0.2
Short Term Investments	2.9
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2011 and are subject change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:	$359,086,051	—	—	$359,086,051
Preferred stocks:	5,712,770	—	—	5,712,770

Total long-term investments	$364,798,821	—	—	$364,798,821

Short-term investments†		$10,717,304	—	10,717,304

Total investments	$364,798,821	$10,717,304	—	$375,516,125

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$57,347,879
Gross unrealized depreciation	(8,115,395)

Net unrealized appreciation	$49,232,484

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy) †	$3,444,770

Forward foreign currency contracts (to sell) †	3,444,770

†	At March 31, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Date:	May 24, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011